Leases (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
DisclosureLineElements [Line Items]
Operating lease expense	$ 256,733	$ 146,523
Focus Universal California [Member]
DisclosureLineElements [Line Items]
Lessee operating lease description	On July 8, 2024, the Company entered into a Standard Industrial/Commercial Single-Tenant Lease (the “Lease”) with the Veena Asset Management, LLC to lease the same Focus Universal premises located at 2311 East Locust Court, Ontario, CA 91761 back for one year commencing at the close of escrow of the Purchase Agreement and ending on July 31, 2025, for 14,004 square foot office and warehouse space. Base monthly rent is $16,804, with a total of $58,812 which was due upon execution of the lease.